Schedule II - Shenzhen Jifu Communication Technology Co., Ltd (Statements of Operation and Comprehensive Loss) (Details) (USD $)	3 Months Ended		12 Months Ended		6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 04, 2013 Shenzhen Jifu Communication Technology Co., Ltd [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 844,528	$ 26,374	$ 2,781,745	$ 277,406	$ 1,929,970
Cost of sales	134,852		494,485	17,953	697,392
Gross Profit	709,676	26,374	2,287,260	259,453	1,232,578
Selling expense	35,017	4,487	298,496	41,136	42,557
General and administrative	519,121	281,932	2,372,864	986,908	862,754
Total Operating Expenses	554,138	286,419	2,671,360	1,028,044	905,311
Income (Loss) from Operations	155,586	(260,045)	(384,100)	(768,591)	327,267
Other income (expense):
Other income	22,613	13,964	408		119,756
Income (Loss) Before Taxes	98,976	(371,108)	(504,848)	(434,769)	447,023
Income tax expense
Net Income (Loss)	98,976	(371,108)	(504,848)	(434,769)	447,023
Foreign currency translation adjustment	7,057	(4,178)	(182,640)	2,381	(6,609)
Comprehensive income (loss)	$ 106,033	$ (375,286)	$ (687,488)	$ (432,388)	$ 440,414